Certain Relationships And Related Party Transactions (Narrative) (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Certain Relationships And Related Party Transactions [Abstract]
Management agreement maturity date	2018		2018
Management fee, rate per year			$ 15,000,000		$ 15,000,000
Management fees	3,800,000	3,900,000	11,900,000	11,900,000	15,900,000	15,700,000	17,100,000
Total authorized stock repurchase amount					100,000,000
CC Finco, LLC [Member]
Certain Relationships And Related Party Transactions [Abstract]
Total authorized stock repurchase amount					$ 692,887	$ 16,400,000
Shares of class A common stock					111,291	1,553,971